FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of financial risk management [Abstract]
Schedule of Interest Rate Risk Exposure
At 31 December 2021, the Group had the following significant exposures impacted by interest rate benchmark reform which have yet to transition to the replacement benchmark rate:

	Sterling LIBOR	US Dollar LIBOR	Other LIBOR	Total
	£m	£m	£m	£m
Non-derivative financial assets
Financial assets at fair value through profit or loss	1,753	268	—	2,021
Loans and advances to banks and reverse repurchase agreements	—	4,106	—	4,106
Loans and advances to customers and reverse repurchase agreements	3,542	5,975	—	9,517
Debt securities	126	—	—	126
Financial assets at amortised cost	3,668	10,081	—	13,749
Financial assets at fair value through other comprehensive income	16	—	—	16
Other assets	—	—	—	—
	5,437	10,349	—	15,786
Non-derivative financial liabilities
Deposits from banks and repurchase agreements	—	—	—	—
Customer deposits and repurchase agreements	—	74	—	74
Financial liabilities at fair value through profit or loss	—	100	3	103
Debt securities in issue	—	54	26	80
Other liabilities	—	—	—	—
Subordinated liabilities	—	—	—	—
	—	228	29	257
Derivative notional/contract amount
Interest rate	12,734	286,921	—	299,655
Cross currency	—	42,229	—	42,229

Schedule of Functional Currency of Group Operations
The Group’s main overseas operations are in the Americas and Europe. Details of the Group’s structural foreign currency exposures are as follows:
(C)Functional currency of Group operations

	2021			2020
	Euro	US Dollar	Other non-Sterling	Euro	US Dollar	Other non-Sterling
	£m	£m	£m	£m	£m	£m
Exposure	115	134	7	113	95	12

Schedule of Maximum Credit Exposure

	2021			2020
	Maximum exposure	Offset[1]	Net exposure	Maximum exposure	Offset[1]	Net exposure
	£m	£m	£m	£m	£m	£m
Financial assets at fair value through profit or loss[2,3]:
Loans and advances	29,538	—	29,538	28,476	—	28,476
Debt securities, treasury and other bills	47,237	—	47,237	46,701	—	46,701
Contracts held with reinsurers	12,371	—	12,371	19,543	—	19,543
	89,146	—	89,146	94,720	—	94,720
Derivative financial instruments	22,051	(11,600)	10,451	29,613	(15,866)	13,747
Financial assets at amortised cost, net[4]:
Loans and advances to banks and reverse repurchase agreements, net[4]	10,533	—	10,533	10,746	—	10,746
Loans and advances to customers and reverse repurchase agreements, net[4]	499,788	(1,506)	498,282	498,843	(2,762)	496,081
Debt securities, net[4]	6,835	—	6,835	5,405	—	5,405
	517,156	(1,506)	515,650	514,994	(2,762)	512,232
Financial assets at fair value through other comprehensive income[2]	27,902	—	27,902	27,437	—	27,437
Reinsurance assets	759	—	759	842	—	842
Off-balance sheet items:
Acceptances and endorsements	191	—	191	131	—	131
Other items serving as direct credit substitutes	510	—	510	317	—	317
Performance bonds, including letters of credit, and other transaction-related contingencies	2,043	—	2,043	2,105	—	2,105
Irrevocable commitments and guarantees	71,158	—	71,158	73,962	—	73,962
	73,902	—	73,902	76,515	—	76,515
	730,916	(13,106)	717,810	744,121	(18,628)	725,493
1Offset items comprise deposit amounts available for offset, and amounts available for offset under master netting arrangements, that do not meet the criteria under IAS 32 to enable loans and advances and derivative assets respectively to be presented net of these balances in the financial statements.
2Excluding equity shares.
3Includes assets within the Group’s unit-linked funds for which credit risk is borne by the policyholders and assets within the Group’s With-Profits Funds for which credit risk is largely borne by the policyholders. Consequently, the Group has no significant exposure to credit risk for such assets which back related contract liabilities.
4Amounts shown net of related impairment allowances.
The table below shows the average PD for the major portfolios used in the calculation of ECL and therefore Stage 2 Average PD reflects the lifetime value. These reflect the forward-looking view under the Group’s base case scenario prior to the application of MES and post-model adjustments which further impact ECL.

	2021		2020
	Stage 1 Average PD	Stage 2 Average PD	Stage 1 Average PD	Stage 2 Average PD
	%	%	%	%
Retail
UK mortgages	0.17	12.44	0.47	15.02
Credit cards	1.58	17.82	2.61	21.53
Loans and overdrafts	2.42	23.57	3.75	32.31
UK Motor Finance	0.81	12.00	0.69	15.91
Commercial Banking
Loans and advances to customers	0.56	17.09	1.05	13.92

Schedule of Concentration of Exposure

	2021	2020
	£m	£m
Agriculture, forestry and fishing	7,729	7,836
Energy and water supply	1,978	1,313
Manufacturing	4,110	4,956
Construction	4,440	5,096
Transport, distribution and hotels	13,463	14,341
Postal and telecommunications	2,109	2,665
Property companies	23,923	26,061
Financial, business and other services	84,754	92,555
Personal:
Mortgages[1]	319,655	307,087
Other	24,604	25,363
Lease financing	982	1,182
Hire purchase	15,861	16,148
Total loans and advances to customers and reverse repurchase agreements before allowance for impairment losses	503,608	504,603
Allowance for impairment losses (note 18)	(3,820)	(5,760)
Total loans and advances to customers and reverse repurchase agreements	499,788	498,843
1Includes both UK and overseas mortgage balances.

Schedule of Credit Quality of Assets

Retail		Commercial
Quality classification	IFRS 9 PD range	Quality classification	IFRS 9 PD range
RMS 1-6	0.00-4.50%	CMS 1-10	0.00-0.50%
RMS 7-9	4.51-14.00%	CMS 11-14	0.51-3.00%
RMS 10	14.01-20.00%	CMS 15-18	3.01-20.00%
RMS 11-13	20.01-99.99%	CMS 19	20.01-99.99%
RMS 14	100.00%	CMS 20-23	100.00%

	Drawn exposures					Expected credit loss allowance
Gross drawn exposures and expected credit loss allowance	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2021
Loans and advances to banks and reverse repurchase agreements
CMS 1-10	10,473	—	—	—	10,473	1	—	—	—	1
CMS 11-14	61	—	—	—	61	—	—	—	—	—
CMS 15-18	—	—	—	—	—	—	—	—	—	—
CMS 19	—	—	—	—	—	—	—	—	—	—
CMS 20-23	—	—	—	—	—	—	—	—	—	—
	10,534	—	—	—	10,534	1	—	—	—	1
Loans and advances to customers and reverse repurchase agreements
Retail - UK mortgages
RMS 1-6	273,620	18,073	—	—	291,693	48	250	—	—	298
RMS 7-9	9	2,258	—	—	2,267	—	64	—	—	64
RMS 10	—	355	—	—	355	—	15	—	—	15
RMS 11-13	—	1,112	—	—	1,112	—	65	—	—	65
RMS 14	—	—	1,940	10,977	12,917	—	—	184	210	394
	273,629	21,798	1,940	10,977	308,344	48	394	184	210	836
Retail - credit cards
RMS 1-6	11,252	1,107	—	—	12,359	67	43	—	—	110
RMS 7-9	896	623	—	—	1,519	29	71	—	—	100
RMS 10	—	112	—	—	112	—	22	—	—	22
RMS 11-13	—	235	—	—	235	—	82	—	—	82
RMS 14	—	—	292	—	292	—	—	128	—	128
	12,148	2,077	292	—	14,517	96	218	128	—	442
Retail - loans and overdrafts
RMS 1-6	7,220	501	—	—	7,721	84	23	—	—	107
RMS 7-9	938	286	—	—	1,224	39	33	—	—	72
RMS 10	18	74	—	—	92	2	14	—	—	16
RMS 11-13	5	244	—	—	249	1	83	—	—	84
RMS 14	—	—	271	—	271	—	—	139	—	139
	8,181	1,105	271	—	9,557	126	153	139	—	418
Retail - UK Motor Finance
RMS 1-6	11,662	1,309	—	—	12,971	101	25	—	—	126
RMS 7-9	583	298	—	—	881	5	15	—	—	20
RMS 10	—	69	—	—	69	—	7	—	—	7
RMS 11-13	2	152	—	—	154	—	27	—	—	27
RMS 14	—	—	201	—	201	—	—	116	—	116
	12,247	1,828	201	—	14,276	106	74	116	—	296
Retail - other
RMS 1-6	14,979	754	—	—	15,733	21	10	—	—	31
RMS 7-9	1,258	593	—	—	1,851	5	27	—	—	32
RMS 10	—	2	—	—	2	—	—	—	—	—
RMS 11-13	177	610	—	—	787	—	21	—	—	21
RMS 14	—	—	778	—	778	—	—	55	—	55
	16,414	1,959	778	—	19,151	26	58	55	—	139
Total Retail	322,619	28,767	3,482	10,977	365,845	402	897	622	210	2,131

Gross drawn exposures and expected credit loss allowance continued	Drawn exposures					Expected credit loss allowance
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2021
Commercial Banking
CMS 1-10	45,123	192	—	—	45,315	23	1	—	—	24
CMS 11-14	30,483	3,328	—	—	33,811	76	75	—	—	151
CMS 15-18	769	2,353	—	—	3,122	9	121	—	—	130
CMS 19	—	257	—	—	257	—	18	—	—	18
CMS 20-23	—	—	2,892	—	2,892	—	—	943	—	943
	76,375	6,130	2,892	—	85,397	108	215	943	—	1,266
Other[1]
RMS 1-6	898	34	—	—	932	5	2	—	—	7
RMS 7-9	—	—	—	—	—	—	—	—	—	—
RMS 10	—	—	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—	—	—
RMS 14	—	—	62	—	62	—	—	10	—	10
	898	34	62	—	994	5	2	10	—	17
CMS 1-10	51,363	—	—	—	51,363	—	—	—	—	—
CMS 11-14	—	—	—	—	—	—	—	—	—	—
CMS 15-18	—	—	—	—	—	—	—	—	—	—
CMS 19	2	—	—	—	2	—	—	—	—	—
CMS 20-23	—	—	7	—	7	—	—	6	—	6
	51,365	—	7	—	51,372	—	—	6	—	6
Central adjustment	—	—	—	—	—	400	—	—	—	400
Total loans and advances to customers and reverse repurchase agreements	451,257	34,931	6,443	10,977	503,608	915	1,114	1,581	210	3,820

In respect of:
Retail	322,619	28,767	3,482	10,977	365,845	402	897	622	210	2,131
Commercial Banking	76,375	6,130	2,892	—	85,397	108	215	943	—	1,266
Other[1]	52,263	34	69	—	52,366	405	2	16	—	423
Total loans and advances to customers and reverse repurchase agreements	451,257	34,931	6,443	10,977	503,608	915	1,114	1,581	210	3,820
1Comprises mainly reverse repurchase agreement balances and certain hedging adjustments.

	Undrawn exposures					Expected credit loss allowance
Gross undrawn exposures and expected credit loss allowance	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2021
Loans and advances to customers and reverse repurchase agreements
Retail - UK mortgages
RMS 1-6	16,971	92	—	—	17,063	1	—	—	—	1
RMS 7-9	—	3	—	—	3	—	—	—	—	—
RMS 10	—	—	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—	—	—
RMS 14	—	—	13	72	85	—	—	—	—	—
	16,971	95	13	72	17,151	1	—	—	—	1
Retail - credit cards
RMS 1-6	56,666	2,241	—	—	58,907	45	24	—	—	69
RMS 7-9	457	172	—	—	629	3	3	—	—	6
RMS 10	—	31	—	—	31	—	1	—	—	1
RMS 11-13	—	58	—	—	58	—	3	—	—	3
RMS 14	—	—	55	—	55	—	—	—	—	—
	57,123	2,502	55	—	59,680	48	31	—	—	79
Retail - loans and overdrafts
RMS 1-6	6,303	231	—	—	6,534	9	4	—	—	13
RMS 7-9	97	48	—	—	145	1	5	—	—	6
RMS 10	1	11	—	—	12	—	2	—	—	2
RMS 11-13	—	29	—	—	29	—	6	—	—	6
RMS 14	—	—	18	—	18	—	—	—	—	—
	6,401	319	18	—	6,738	10	17	—	—	27
Retail - UK Motor Finance
RMS 1-6	1,457	—	—	—	1,457	2	—	—	—	2
RMS 7-9	527	—	—	—	527	—	—	—	—	—
RMS 10	—	—	—	—	—	—	—	—	—	—
RMS 11-13	1	—	—	—	1	—	—	—	—	—
RMS 14	—	—	—	—	—	—	—	—	—	—
	1,985	—	—	—	1,985	2	—	—	—	2
Retail - other
RMS 1-6	1,413	25	—	—	1,438	14	—	—	—	14
RMS 7-9	50	27	—	—	77	5	5	—	—	10
RMS 10	—	—	—	—	—	—	—	—	—	—
RMS 11-13	—	6	—	—	6	—	2	—	—	2
RMS 14	—	—	1	—	1	—	—	—	—	—
	1,463	58	1	—	1,522	19	7	—	—	26
Total Retail	83,943	2,974	87	72	87,076	80	55	—	—	135

Gross undrawn exposures and expected credit loss allowance continued	Undrawn exposures					Expected credit loss allowance
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2021
Commercial Banking
CMS 1-10	46,168	32	—	—	46,200	10	—	—	—	10
CMS 11-14	6,914	1,203	—	—	8,117	18	18	—	—	36
CMS 15-18	188	320	—	—	508	1	12	—	—	13
CMS 19	—	27	—	—	27	—	1	—	—	1
CMS 20-23	—	—	66	—	66	—	—	5	—	5
	53,270	1,582	66	—	54,918	29	31	5	—	65
Other
RMS 1-6	289	—	—	—	289	—	—	—	—	—
RMS 7-9	—	—	—	—	—	—	—	—	—	—
RMS 10	—	—	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—	—	—
RMS 14	—	—	—	—	—	—	—	—	—	—
	289	—	—	—	289	—	—	—	—	—
CMS 1-10	246	—	—	—	246	—	—	—	—	—
CMS 11-14	193	—	—	—	193	—	—	—	—	—
CMS 15-18	—	—	—	—	—	—	—	—	—	—
CMS 19	—	—	—	—	—	—	—	—	—	—
CMS 20-23	—	—	11	—	11	—	—	—	—	—
	439	—	11	—	450	—	—	—	—	—
Total loans and advances to customers and reverse repurchase agreements	137,941	4,556	164	72	142,733	109	86	5	—	200

In respect of:
Retail	83,943	2,974	87	72	87,076	80	55	—	—	135
Commercial Banking	53,270	1,582	66	—	54,918	29	31	5	—	65
Other	728	—	11	—	739	—	—	—	—	—
Total loans and advances to customers and reverse repurchase agreements	137,941	4,556	164	72	142,733	109	86	5	—	200

	Drawn exposures					Expected credit loss allowance
Gross drawn exposures and expected credit loss allowance	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2020
Loans and advances to banks and reverse repurchase agreements
CMS 1-10	10,670	—	—	—	10,670	6	—	—	—	6
CMS 11-14	82	—	—	—	82	—	—	—	—	—
CMS 15-18	—	—	—	—	—	—	—	—	—	—
CMS 19	—	—	—	—	—	—	—	—	—	—
CMS 20-23	—	—	—	—	—	—	—	—	—	—
	10,752	—	—	—	10,752	6	—	—	—	6
Loans and advances to customers and reverse repurchase agreements
Retail - UK mortgages
RMS 1-6	251,372	21,010	—	—	272,382	103	247	—	—	350
RMS 7-9	46	4,030	—	—	4,076	1	66	—	—	67
RMS 10	—	907	—	—	907	—	25	—	—	25
RMS 11-13	—	3,071	—	—	3,071	—	130	—	—	130
RMS 14	—	—	1,859	12,511	14,370	—	—	191	261	452
	251,418	29,018	1,859	12,511	294,806	104	468	191	261	1,024
Retail - credit cards
RMS 1-6	9,619	1,284	—	—	10,903	75	57	—	—	132
RMS 7-9	1,603	1,137	—	—	2,740	66	138	—	—	204
RMS 10	274	343	—	—	617	14	70	—	—	84
RMS 11-13	—	509	—	—	509	—	193	—	—	193
RMS 14	—	—	340	—	340	—	—	153	—	153
	11,496	3,273	340	—	15,109	155	458	153	—	766
Retail - loans and overdrafts
RMS 1-6	5,559	291	—	—	5,850	80	15	—	—	95
RMS 7-9	1,990	580	—	—	2,570	99	66	—	—	165
RMS 10	116	181	—	—	297	13	36	—	—	49
RMS 11-13	45	467	—	—	512	9	178	—	—	187
RMS 14	—	—	307	—	307	—	—	147	—	147
	7,710	1,519	307	—	9,536	201	295	147	—	643
Retail - UK Motor Finance
RMS 1-6	12,035	1,396	—	—	13,431	187	46	—	—	233
RMS 7-9	738	456	—	—	1,194	7	33	—	—	40
RMS 10	—	171	—	—	171	—	30	—	—	30
RMS 11-13	13	193	—	—	206	—	62	—	—	62
RMS 14	—	—	199	—	199	—	—	133	—	133
	12,786	2,216	199	—	15,201	194	171	133	—	498
Retail - other
RMS 1-6	14,952	482	—	—	15,434	19	19	—	—	38
RMS 7-9	2,418	334	—	—	2,752	11	39	—	—	50
RMS 10	—	21	—	—	21	—	1	—	—	1
RMS 11-13	509	467	—	—	976	—	40	—	—	40
RMS 14	—	—	184	—	184	—	—	59	—	59
	17,879	1,304	184	—	19,367	30	99	59	—	188
Total Retail	301,289	37,330	2,889	12,511	354,019	684	1,491	683	261	3,119

	Drawn exposures					Expected credit loss allowance
Gross drawn exposures and expected credit loss allowance continued	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2020
Commercial Banking
CMS 1-10	35,072	191	—	—	35,263	42	2	—	—	44
CMS 11-14	30,821	6,971	—	—	37,792	141	109	—	—	250
CMS 15-18	4,665	6,469	—	—	11,134	96	398	—	—	494
CMS 19	—	685	—	—	685	—	144	—	—	144
CMS 20-23	—	—	3,524	—	3,524	—	—	1,282	—	1,282
	70,558	14,316	3,524	—	88,398	279	653	1,282	—	2,214
Other[1]
RMS 1-6	871	13	—	—	884	9	1	—	—	10
RMS 7-9	—	—	—	—	—	—	—	—	—	—
RMS 10	—	—	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—	—	—
RMS 14	—	—	67	—	67	—	—	17	—	17
	871	13	67	—	951	9	1	17	—	27
CMS 1-10	60,985	—	—	—	60,985	—	—	—	—	—
CMS 11-14	238	—	—	—	238	—	—	—	—	—
CMS 15-18	—	—	—	—	—	—	—	—	—	—
CMS 19	2	—	—	—	2	—	—	—	—	—
CMS 20-23	—	—	10	—	10	—	—	—	—	—
	61,225	—	10	—	61,235	—	—	—	—	—
Central adjustment	—	—	—	—	—	400	—	—	—	400
Total loans and advances to customers and reverse repurchase agreements	433,943	51,659	6,490	12,511	504,603	1,372	2,145	1,982	261	5,760

In respect of:
Retail	301,289	37,330	2,889	12,511	354,019	684	1,491	683	261	3,119
Commercial Banking	70,558	14,316	3,524	—	88,398	279	653	1,282	—	2,214
Other[1]	62,096	13	77	—	62,186	409	1	17	—	427
Total loans and advances to customers and reverse repurchase agreements	433,943	51,659	6,490	12,511	504,603	1,372	2,145	1,982	261	5,760
1Comprises mainly reverse repurchase agreement balances and certain hedging adjustments.

	Undrawn exposures					Expected credit loss allowance
Gross undrawn exposures and expected credit loss allowance	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2020
Loans and advances to customers and reverse repurchase agreements
Retail - UK mortgages
RMS 1-6	19,347	109	—	—	19,456	3	—	—	—	3
RMS 7-9	1	6	—	—	7	—	—	—	—	—
RMS 10	—	2	—	—	2	—	—	—	—	—
RMS 11-13	—	1	—	—	1	—	—	—	—	—
RMS 14	—	—	10	74	84	—	—	—	—	—
	19,348	118	10	74	19,550	3	—	—	—	3
Retail - credit cards
RMS 1-6	54,694	3,044	—	—	57,738	67	46	—	—	113
RMS 7-9	772	463	—	—	1,235	11	8	—	—	19
RMS 10	602	282	—	—	884	7	11	—	—	18
RMS 11-13	—	85	—	—	85	—	7	—	—	7
RMS 14	—	—	56	—	56	—	—	—	—	—
	56,068	3,874	56	—	59,998	85	72	—	—	157
Retail - loans and overdrafts
RMS 1-6	6,070	315	—	—	6,385	14	7	—	—	21
RMS 7-9	269	139	—	—	408	8	14	—	—	22
RMS 10	13	35	—	—	48	1	7	—	—	8
RMS 11-13	3	69	—	—	72	—	21	—	—	21
RMS 14	—	—	18	—	18	—	—	—	—	—
	6,355	558	18	—	6,931	23	49	—	—	72
Retail - UK Motor Finance
RMS 1-6	1,275	—	—	—	1,275	2	—	—	—	2
RMS 7-9	381	3	—	—	384	1	—	—	—	1
RMS 10	—	—	—	—	—	—	—	—	—	—
RMS 11-13	1	—	—	—	1	—	—	—	—	—
RMS 14	—	—	—	—	—	—	—	—	—	—
	1,657	3	—	—	1,660	3	—	—	—	3
Retail - other
RMS 1-6	1,672	23	—	—	1,695	7	5	—	—	12
RMS 7-9	140	36	—	—	176	9	13	—	—	22
RMS 10	—	—	—	—	—	—	—	—	—	—
RMS 11-13	—	10	—	—	10	—	7	—	—	7
RMS 14	—	—	1	—	1	—	—	—	—	—
	1,812	69	1	—	1,882	16	25	—	—	41
Total Retail	85,240	4,622	85	74	90,021	130	146	—	—	276

Gross undrawn exposures and expected credit loss allowance continued	Undrawn exposures					Expected credit loss allowance
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2020
Commercial Banking
CMS 1-10	42,071	—	—	—	42,071	32	—	—	—	32
CMS 11-14	10,122	2,412	—	—	12,534	32	27	—	—	59
CMS 15-18	934	1,315	—	—	2,249	16	49	—	—	65
CMS 19	—	92	—	—	92	—	12	—	—	12
CMS 20-23	—	—	195	—	195	—	—	13	—	13
	53,127	3,819	195	—	57,141	80	88	13	—	181
Other
RMS 1-6	299	—	—	—	299	2	—	—	—	2
RMS 7-9	—	—	—	—	—	—	—	—	—	—
RMS 10	—	—	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—	—	—
RMS 14	—	—	—	—	—	—	—	—	—	—
	299	—	—	—	299	2	—	—	—	2
CMS 1-10	239	—	—	—	239	—	—	—	—	—
CMS 11-14	170	—	—	—	170	—	—	—	—	—
CMS 15-18	—	—	—	—	—	—	—	—	—	—
CMS 19	—	—	—	—	—	—	—	—	—	—
CMS 20-23	—	—	5	—	5	—	—	—	—	—
	409	—	5	—	414	—	—	—	—	—
Total loans and advances to customers and reverse repurchase agreements	139,075	8,441	285	74	147,875	212	234	13	—	459

In respect of:
Retail	85,240	4,622	85	74	90,021	130	146	—	—	276
Commercial Banking	53,127	3,819	195	—	57,141	80	88	13	—	181
Other	708	—	5	—	713	2	—	—	—	2
Total loans and advances to customers and reverse repurchase agreements	139,075	8,441	285	74	147,875	212	234	13	—	459

Schedule of Debt Securities Classified as Loans and Receivables
An analysis by credit rating of the Group’s debt securities held at amortised cost is provided below:

	2021			2020
	Investment grade[1]	Other[2]	Total	Investment grade[1]	Other[2]	Total
	£m	£m	£m	£m	£m	£m
Asset-backed securities:
Mortgage-backed securities	1,457	—	1,457	2,046	—	2,046
Other asset-backed securities	1,590	18	1,608	1,593	20	1,613
	3,047	18	3,065	3,639	20	3,659
Corporate and other debt securities	3,760	13	3,773	1,721	28	1,749
Gross exposure	6,807	31	6,838	5,360	48	5,408
Allowance for impairment losses			(3)			(3)
Total debt securities held at amortised cost			6,835			5,405
1Credit ratings equal to or better than ‘BBB’.
2Other comprises sub-investment grade (2021: £18 million; 2020: £8 million) and not rated (2021: £13 million; 2020: £40 million).

Schedule of Available-for-Sale Financial Assets (Excluding Equity Shares)	. The credit quality of the Group’s financial assets at fair value through other comprehensive income (excluding equity shares) is set out below:

	2021			2020
	Investment grade[1]	Other[2]	Total	Investment grade[1]	Other[2]	Total
	£m	£m	£m	£m	£m	£m
Debt securities:
Government securities	14,600	13	14,613	14,267	19	14,286
Asset-backed securities:
Other asset-backed securities	15	55	70	115	65	180
Corporate and other debt securities	13,088	46	13,134	12,786	149	12,935
	27,703	114	27,817	27,168	233	27,401
Treasury and other bills	85	—	85	36	—	36
Total financial assets at fair value through other comprehensive income	27,788	114	27,902	27,204	233	27,437
1Credit ratings equal to or better than ‘BBB’.
2Other comprises sub-investment grade (2021: £72 million; 2020: £92 million) and not rated (2021: £42 million; 2020: £141 million).

Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss	. Substantially all of the loans and advances to customers and banks recognised at fair value through profit or loss have an investment grade rating. The credit quality of the Group’s debt securities, treasury and other bills, and contracts held with reinsurers held at fair value through profit or loss is set out below:

	2021			2020
	Investment grade[1]	Other[2]	Total	Investment grade[1]	Other[2]	Total
	£m	£m	£m	£m	£m	£m
Trading assets:
Debt securities:
Government securities	6,579	—	6,579	7,574	—	7,574
Asset-backed securities:
Mortgage-backed securities	12	—	12	4	3	7
Other asset-backed securities	3	—	3	—	4	4
	15	—	15	4	7	11
Corporate and other debt securities	245	—	245	225	21	246
Total trading assets	6,839	—	6,839	7,803	28	7,831
Other financial assets mandatorily at fair value through profit or loss:
Debt securities:
Government securities	11,097	4	11,101	13,048	—	13,048
Other public sector securities	2,722	9	2,731	2,347	7	2,354
Bank and building society certificates of deposit	6,294	3	6,297	4,841	—	4,841
Asset-backed securities:
Mortgage-backed securities	421	—	421	457	3	460
Other asset-backed securities	272	—	272	261	—	261
	693	—	693	718	3	721
Corporate and other debt securities	16,692	2,865	19,557	15,743	2,145	17,888
	37,498	2,881	40,379	36,697	2,155	38,852
Treasury and other bills	19	—	19	18	—	18
Contracts held with reinsurers	12,371	—	12,371	19,543	—	19,543
Total other financial assets mandatorily at fair value through profit or loss	49,888	2,881	52,769	56,258	2,155	58,413
Total held at fair value through profit or loss	56,727	2,881	59,608	64,061	2,183	66,244
1Credit ratings equal to or better than ‘BBB’.
2Other comprises sub-investment grade (2021: £1,491 million; 2020: £344 million) and not rated (2021: £1,390 million; 2020: £1,839 million).

Schedule of Derivative Assets

	2021			2020
	Investment grade[1]	Other[2]	Total	Investment grade[1]	Other[2]	Total
	£m	£m	£m	£m	£m	£m
Trading and other	20,193	1,772	21,965	26,782	2,015	28,797
Hedging	81	5	86	810	6	816
Total derivative financial instruments	20,274	1,777	22,051	27,592	2,021	29,613
1Credit ratings equal to or better than ‘BBB’.
2Other comprises sub-investment grade (2021: £1,471 million; 2020: £1,499 million) and not rated (2021: £306 million; 2020: £522 million).

Schedule of Mortgage Lending

	Drawn balances					Expected credit losses
	Stage 1	Stage 2	Stage 3	POCI	Total gross	Stage 1	Stage 2	Stage 3	POCI	Total gross
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2021
Less than 70 per cent	217,830	19,766	1,717	9,872	249,185	31	247	98	110	486
70 per cent to 80 per cent	42,808	1,632	134	572	45,146	11	80	38	26	155
80 per cent to 90 per cent	12,087	253	52	184	12,576	5	28	23	16	72
90 per cent to 100 per cent	779	46	14	135	974	—	10	7	16	33
Greater than 100 per cent	125	101	23	214	463	1	29	18	42	90
Total	273,629	21,798	1,940	10,977	308,344	48	394	184	210	836

	Drawn balances					Expected credit losses
	Stage 1	Stage 2	Stage 3	POCI	Total gross	Stage 1	Stage 2	Stage 3	POCI	Total gross
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2020
Less than 70 per cent	185,548	24,330	1,547	10,051	221,476	42	202	77	88	409
70 per cent to 80 per cent	43,656	3,364	187	1,303	48,510	29	136	46	58	269
80 per cent to 90 per cent	21,508	1,009	74	470	23,061	28	79	31	34	172
90 per cent to 100 per cent	555	126	21	190	892	3	16	11	19	49
Greater than 100 per cent	151	189	30	497	867	2	35	26	62	125
Total	251,418	29,018	1,859	12,511	294,806	104	468	191	261	1,024

Schedule of Securities Lending Transactions
The following on-balance sheet financial assets have been lent to counterparties under securities lending transactions:

	2021	2020
	£m	£m
Financial assets at fair value through profit or loss	2,348	3,224
Financial assets at fair value through other comprehensive income	1,918	894
Total	4,266	4,118

Schedule of Maturities of Assets and Liabilities

	Up to 1 month	1-3 months	3-6 months	6-9 months	9-12 months	1-2 years	2-5 years	Over 5 years	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2021
Assets
Cash and balances at central banks	76,420	—	—	—	—	—	—	—	76,420
Financial assets at fair value through profit or loss	10,706	8,280	6,093	2,840	878	1,784	7,553	168,637	206,771
Derivative financial instruments	1,607	804	633	304	309	947	1,997	15,450	22,051
Loans and advances to banks and reverse repurchase agreements	4,922	541	663	383	395	791	2,836	2	10,533
Loans and advances to customers and reverse repurchase agreements	28,385	23,526	26,107	15,684	13,270	32,096	77,714	283,006	499,788
Debt securities	19	1,217	19	71	305	220	2,735	2,249	6,835
Financial assets at amortised cost	33,326	25,284	26,789	16,138	13,970	33,107	83,285	285,257	517,156
Financial assets at fair value through other comprehensive income	341	598	122	322	1,552	3,029	8,861	13,312	28,137
Other assets	1,509	1,200	185	528	147	515	948	30,958	35,990
Total assets	123,909	36,166	33,822	20,132	16,856	39,382	102,644	513,614	886,525
Liabilities
Deposits from banks and repurchase agreements	2,369	386	363	177	223	353	33,784	77	37,732
Customer deposits and repurchase agreements	457,032	6,259	3,165	2,056	1,296	4,883	2,326	367	477,384
Financial liabilities at fair value through profit or loss	5,711	4,921	2,439	1,969	224	212	1,748	5,899	23,123
Derivative financial instruments	1,674	826	470	341	352	1,105	1,962	11,330	18,060
Debt securities in issue	4,020	5,555	5,476	6,320	4,129	10,152	22,496	13,404	71,552
Liabilities arising from insurance and investment contracts	1,532	2,076	2,921	2,894	3,312	10,606	30,663	114,459	168,463
Other liabilities	3,721	2,876	631	1,024	778	567	743	13,611	23,951
Subordinated liabilities	21	—	96	—	—	1,307	6,464	5,220	13,108
Total liabilities	476,080	22,899	15,561	14,781	10,314	29,185	100,186	164,367	833,373

	Up to 1 month	1-3 months	3-6 months	6-9 months	9-12 months	1-2 years	2-5 years	Over 5 years	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2020
Assets
Cash and balances at central banks	73,256	1	—	—	—	—	—	—	73,257
Financial assets at fair value through profit or loss	8,085	8,168	7,446	1,428	1,132	2,420	5,193	157,297	191,169
Derivative financial instruments	1,332	1,028	1,092	504	374	1,068	3,021	21,194	29,613
Loans and advances to banks and reverse repurchase agreements	5,372	1,391	1,170	217	50	—	2,544	2	10,746
Loans and advances to customers and reverse repurchase agreements	27,200	23,432	27,322	16,092	12,088	30,342	73,562	288,805	498,843
Debt securities	118	18	—	—	—	1,651	1,089	2,529	5,405
Financial assets at amortised cost	32,690	24,841	28,492	16,309	12,138	31,993	77,195	291,336	514,994
Financial assets at fair value through other comprehensive income	51	272	569	349	255	3,423	11,289	11,395	27,603
Other assets	1,810	901	433	153	418	653	1,010	29,255	34,633
Total assets	117,224	35,211	38,032	18,743	14,317	39,557	97,708	510,477	871,269
Liabilities
Deposits from banks and repurchase agreements	8,590	2,500	384	104	—	278	19,362	247	31,465
Customer deposits and repurchase agreements	431,235	13,354	3,368	2,328	1,825	3,909	3,341	708	460,068
Financial liabilities at fair value through profit or loss	3,618	6,809	3,755	944	13	365	1,648	5,494	22,646
Derivative financial instruments	1,481	1,373	911	585	311	1,363	2,893	18,396	27,313
Debt securities in issue	6,565	6,489	6,881	4,655	3,435	12,001	29,867	17,504	87,397
Liabilities arising from insurance and investment contracts	1,321	1,763	2,573	2,542	3,159	9,488	27,132	106,534	154,512
Other liabilities	5,644	1,821	453	439	728	648	845	13,616	24,194
Subordinated liabilities	—	—	587	—	—	1,528	4,929	7,217	14,261
Total liabilities	458,454	34,109	18,912	11,597	9,471	29,580	90,017	169,716	821,856

Schedule of Maturities of Liabilities
The table below analyses financial instrument liabilities of the Group, excluding those arising from insurance and participating investment contracts, on an undiscounted future cash flow basis according to contractual maturity, into relevant maturity groupings based on the remaining period at the balance sheet date; balances with no fixed maturity are included in the over 5 years category.

	Up to 1 month	1-3 months	3-12 months	1-5 years	Over 5 years	Total
	£m	£m	£m	£m	£m	£m
At 31 December 2021
Deposits from banks and repurchase agreements	2,436	699	959	35,200	240	39,534
Customer deposits and repurchase agreements	457,607	6,312	6,613	7,255	676	478,463
Financial liabilities at fair value through profit or loss	6,371	5,037	4,071	2,130	5,826	23,435
Debt securities in issue	5,804	5,722	16,728	34,562	10,606	73,422
Liabilities arising from non-participating investment contracts	45,040	—	—	—	—	45,040
Lease liabilities	2	64	167	605	927	1,765
Subordinated liabilities	54	78	677	9,558	9,114	19,481
Total non-derivative financial liabilities	517,314	17,912	29,215	89,310	27,389	681,140
Derivative financial liabilities
Gross settled derivatives – outflows	39,184	30,271	32,267	39,429	21,709	162,860
Gross settled derivatives – inflows	(38,231)	(29,283)	(31,453)	(38,137)	(19,834)	(156,938)
Gross settled derivatives – net flows	953	988	814	1,292	1,875	5,922
Net settled derivative liabilities	12,099	60	52	429	1,350	13,990
Total derivative financial liabilities	13,052	1,048	866	1,721	3,225	19,912

	Up to 1 month	1-3 months	3-12 months	1-5 years	Over 5 years	Total
	£m	£m	£m	£m	£m	£m
At 31 December 2020
Deposits from banks and repurchase agreements	8,584	2,429	550	23,451	495	35,509
Customer deposits and repurchase agreements	428,634	13,659	8,387	8,049	1,528	460,257
Financial liabilities at fair value through profit or loss	3,904	7,117	5,096	2,139	10,513	28,769
Debt securities in issue	6,339	6,599	16,612	45,666	19,583	94,799
Liabilities arising from non-participating investment contracts	38,450	—	—	—	—	38,450
Lease liabilities	10	53	182	663	857	1,765
Subordinated liabilities	105	66	1,165	8,303	11,829	21,468
Total non-derivative financial liabilities	486,026	29,923	31,992	88,271	44,805	681,017
Derivative financial liabilities
Gross settled derivatives – outflows	45,151	36,737	32,437	50,646	20,556	185,527
Gross settled derivatives – inflows	(42,851)	(34,519)	(31,248)	(49,866)	(21,393)	(179,877)
Gross settled derivatives – net flows	2,300	2,218	1,189	780	(837)	5,650
Net settled derivative liabilities	16,132	98	243	933	2,428	19,834
Total derivative financial liabilities	18,432	2,316	1,432	1,713	1,591	25,484

Schedule of Liabilities Arising From Insurance and Participating Investment Contracts
Liabilities arising from insurance and participating investment contracts are analysed on a behavioural basis, as permitted by IFRS 4, as follows:

	Up to 1 month	1-3 months	3-12 months	1-5 years	Over 5 years	Total
	£m	£m	£m	£m	£m	£m
At 31 December 2021	1,101	1,603	6,108	26,928	87,683	123,423
At 31 December 2020	1,476	1,323	5,879	27,468	79,914	116,060

Schedule of Liabilities Arising From Insurance and Participating Investment Contracts
The following tables set out the amounts and residual maturities of the Group’s off-balance sheet contingent liabilities, commitments and guarantees.

	Up to 1 month	1-3 months	3-6 months	6-9 months	9-12 months	1-3 years	3-5 years	Over 5 years	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2021
Acceptances and endorsements	11	180	—	—	—	—	—	—	191
Other contingent liabilities	219	658	328	184	154	295	258	457	2,553
Total contingent liabilities	230	838	328	184	154	295	258	457	2,744
Lending commitments and guarantees	70,437	4,269	20,021	3,662	7,872	20,060	11,595	4,756	142,672
Other commitments	—	—	—	—	—	17	—	44	61
Total commitments and guarantees	70,437	4,269	20,021	3,662	7,872	20,077	11,595	4,800	142,733
Total contingents, commitments and guarantees	70,667	5,107	20,349	3,846	8,026	20,372	11,853	5,257	145,477
At 31 December 2020
Acceptances and endorsements	80	10	41	—	—	—	—	—	131
Other contingent liabilities	327	551	164	175	212	340	70	583	2,422
Total contingent liabilities	407	561	205	175	212	340	70	583	2,553
Lending commitments and guarantees	72,916	4,890	22,288	3,981	5,374	23,048	11,411	3,839	147,747
Other commitments	—	—	—	—	4	44	16	64	128
Total commitments and guarantees	72,916	4,890	22,288	3,981	5,378	23,092	11,427	3,903	147,875
Total contingents, commitments and guarantees	73,323	5,451	22,493	4,156	5,590	23,432	11,497	4,486	150,428